Related party transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Employee compensation payable	$ 221
Board [Member]
IfrsStatementLineItems [Line Items]
Employee compensation payable	$ 5,700	$ 5,800